THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
 AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: June 30, 2007
                Check here if Amendment [X]; Amendment Number: 5
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Offshore Management LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally         St. Francis, Wisconsin         February 20, 2008
------------------------- --------------------------------- --------------------
         (Signature)               (City, State)                   (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              8

Form 13F Information Table Value Total:              $1,040,032 (thousands)

List of Other Included Managers:                     None

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                           FORM 13F INFORMATION TABLE
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     Column 1       Column 2    Column 3  Column 4         Column 5           Column 6      Column 7              Column 8
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                    Title of      CUSIP     Value   Shrs or     SH/    Put/  Investment       Other           Voting Authority
                      Class               (X$1000)  Prn Amt     PRN    Call  Discretion     Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Sole      Shared     None
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
Catalina            Common     148867104    $2,909     92,368  SH            Sole                           92,368
Marketing Corp
------------------------------------------------------------------------------------------------------------------------------------
CDW Corp            Common     12512N105   $23,398    275,379  SH            Sole                          275,379
------------------------------------------------------------------------------------------------------------------------------------
Archstone Smith TR  Common     039583109   $13,182    223,013  SH            Sole                          223,013
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp  Common     432848109   $44,015  1,315,080  SH            Sole                        1,315,080
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp            Common     78442P106  $294,855  5,120,795  SH            Sole                        5,120,795
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp            Common     873168108  $275,180  4,088,863  SH            Sole                        4,088,863

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Alcan Inc.          Common     013716105  $198,288  2,438,973  SH            Sole                        2,438,973
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Harrah's            Common     413619107  $188,205  2,207,429  SH            Sole                        2,207,429
Entertainment,
Inc.
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